Supplement, dated May 18, 2007, to the following
                      Statements of Additional Information:

      Statements of Additional Information, each dated February 1, 2007, for:
 Seligman Core Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc.,
  Seligman Pennsylvania Municipal Fund Series and Seligman TargetHorizon ETF
   Portfolios, Inc.

      Statements of Additional Information, each dated March 1, 2007, for:
       Seligman Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

         Statement of Additional Information, dated April 2, 2007, for:
                 Seligman LaSalle Real Estate Fund Series, Inc.

                   Statements of Additional Information, each
                            dated May 1, 2007, for:
 Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc.,
  Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income
   and Growth Fund, Inc., Seligman Time Horizon/Harvester Series, Inc. and
    Seligman Value Fund Series, Inc.(each, a "Fund")


The following paragraph supersedes and replaces the second paragraph of the subsection entitled "Class C" under the caption "Purchase, Redemption, and Pricing of Shares - Purchase of Shares" in each Fund's Statement of Additional
Information:

Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: A.G. Edwards & Sons, Advest, Inc., Bear, Stearns & Co. Inc., Citigroup Global Markets, Inc., D.A. Davidson & Co., First Clearing, LLC, GPC Securities, Inc., INVEST Financial Corporation, Investment Centers of America, Inc., Janney Montgomery Scott, LLC, KCD Financial, Inc., Lieblong & Associates, Inc., Linsco/Private Ledger Corporation, McDonald Investments, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., National Planning Corporation, National Planning Holdings, Inc., Piper Jaffray & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher Inc., Ryan Beck & Co., SII Investments, Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. In addition, effective June 4, 2007, all financial intermediaries who offer Class C shares shall be deemed to be Level Load Intermediaries with respect to Class C shares sold on or after such date.